Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 253,882	$ 257,592
Short-term bank deposits		571
Accounts receivable, net	113,327	123,215
Inventories	125,686	123,658
Net investment in sales-type leases	12,269	11,704
Prepaid expenses	7,177	8,469
Other current assets	21,465	21,864
Total current assets	533,806	547,073
Non-current assets
Goodwill	386,313	383,853
Other intangible assets, net	222,324	252,468
Property, plant and equipment, net	209,299	201,934
Net investment in sales-type leases - long-term	16,733	17,785
Other non-current assets	31,102	11,243
Total non-current assets	865,771	867,283
Total assets	1,399,577	1,414,356
Current liabilities
Accounts payable	42,866	39,021
Accrued expenses and other current liabilities	31,599	31,314
Accrued compensation and related benefits	38,646	34,052
Income taxes payable	4,616	11,395
Obligations in connection with acquisitions	4,781	4,636
Deferred revenues	51,974	52,309
Total current liabilities	174,482	172,727
Non-current liabilities
Obligations in connection with acquisitions - long-term	4,349	4,354
Deferred tax liabilities	11,910	16,040
Deferred revenues - long-term	10,635	7,627
Other non-current liabilities	36,747	22,428
Total non-current liabilities	63,641	50,449
Total liabilities	238,123	223,176
Contingencies (see note 10)
Redeemable non-controlling interests	2,193	2,379
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 52,218 thousands shares and 52,082 thousands shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively	141	141
Additional paid-in capital	2,617,284	2,605,957
Accumulated other comprehensive loss	(10,003)	(10,774)
Accumulated deficit	(1,448,337)	(1,406,706)
Equity attributable to Stratasys Ltd.	1,159,085	1,188,618
Non-controlling interests	176	183
Total equity	1,159,261	1,188,801
Total liabilities and equity	$ 1,399,577	$ 1,414,356